Other Operating Income	12 Months Ended
Dec. 31, 2018
Other Operating Income
Other Operating Income

38.  Other Operating Income:

During the year ended December 31, 2016, 2017 and 2018, the Bank and its subsidiaries presented the following under other operating income:

	2016	2017	2018
	MCh$	MCh$	MCh$

Rental income	8,671	8,863	9,013
Release of provisions for contingencies	120	160	7,526
Reimbursements for insurance policies	504	230	6,346
Expense recovery	3,275	4,372	4,218
Income for assets received in lieu of payment	2,978	1,941	3,650
Gain on sale of property and equipment	185	624	3,634
Recovery from correspondent banks	2,909	2,710	2,591
Credit card income	5,756	7,690	2,504
Other	4,177	3,369	5,813
Total	28,575	29,959	45,295